SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

The following events occurred subsequent to June 30, 2020:

Redemption of Shares of Common Stock

Subsequent to June 30, 2020, the Company redeemed approximately 1.3 million shares pursuant to the Company’s share redemption program for $9.3 million (at an average price per share of $7.26). Management, in its discretion, limited the amount of shares redeemed for the three months ended June 30, 2020 to an amount equal to the net proceeds the Company received from the sale of shares in the DRIP Offerings during the respective period. The remaining redemption requests received during the three months ended June 30, 2020 totaling approximately 23.2 million shares went unfulfilled.

Broadly Syndicated Loans

Subsequent to June 30, 2020, the Company settled $4.1 million of net broadly syndicated loan transactions that were entered into subsequent to June 30, 2020.

Property Acquisitions

Subsequent to June 30, 2020, the Company acquired two properties for an aggregate purchase price of $9.8 million. The Company has not completed its initial purchase price allocation with respect to this property and therefore cannot provide similar disclosures to those included in Note 4 — Real Estate Assets in these condensed consolidated financial statements for these properties.

Property Disposition

Subsequent to June 30, 2020, the Company disposed of one property for an aggregate gross sales price of $1.3 million. The property disposition resulted in proceeds of $1.2 million after closing costs to CMFT Management or its affiliates and a gain of approximately $33,000. The Company has no continuing involvement with this property.

Estimated Per Share NAV

On August 11, 2020, the Board established an updated estimated per share NAV of the Company’s common stock as of June 30, 2020, of $7.31 per share. Commencing on August 14, 2020, distributions will be reinvested in shares of the Company’s common stock under the Secondary DRIP Offering at a price of $7.31 per share. Pursuant to the terms of the Company’s share redemption program, commencing on August 14, 2020, the updated estimated per share NAV of $7.31 as of June 30, 2020, will serve as the most recent estimated value for purposes of the share redemption program going forward, until such time as the Board determines a new estimated per share NAV.

NOTE 17 — SUBSEQUENT EVENTS

Subsequent to December 31, 2019, there was a global outbreak of COVID-19. The global and domestic response to the COVID-19 outbreak continues to rapidly evolve. Thus far, certain responses to the COVID-19 outbreak have included mandates from federal, state and/or local authorities that required temporary closure of or imposed limitations on the operations of certain non-essential retailers. The COVID-19 outbreak and associated responses could negatively impact future tenant sales and operations at the Company’s properties, which could result in material impact to the Company’s future results of operations, cash flows and financial condition. The Company is unable to estimate the impact the novel coronavirus will have on its financial results at this time.

Redemption of Shares of Common Stock

Subsequent to December 31, 2019, the Company redeemed approximately 2.3 million shares pursuant to the Company’s share redemption program for $19.5 million (at an average price per share of $8.65). Management, in its discretion, limited the amount of shares redeemed for the three months ended December 31, 2019 to an amount equal to net proceeds the Company received from the sale of shares in the DRIP Offerings during the respective period. The remaining redemption requests received during the three months ended December 31, 2019 totaling approximately 20.6 million shares went unfulfilled.

Property Dispositions

Subsequent to December 31, 2019, the Company disposed of 12 properties for an aggregate gross sales price of $129.0 million, including seven properties disposed of for $26.3 million pursuant to the Purchase and Sales Agreement discussed in Note 4 — Real Estate Assets. The property dispositions resulted in proceeds of $127.0 million after closing costs and disposition fees to CMFT Management or its affiliates and a gain of approximately $13.1 million. The Company has no continuing involvement with these properties.

Notes Payable

Subsequent to December 31, 2019, the Company repaid $97.0 million of mortgage note due to the disposition of the underlying properties.

Broadly Syndicated Loans

Subsequent to December 31, 2019, the Company settled $328.8 million of broadly syndicated loans.

Credit Securities Revolver

Subsequent to December 31, 2019, the Company received borrowings under the Credit Securities Revolver in an aggregate principal amount of $100.0 million. The Credit Securities Revolver bears interest equal to the three-month LIBOR for the relevant interest period, plus an applicable rate of 1.70% per annum during the Reinvestment Period and 2.00% per annum during the amortization period, as discussed in Note 8 — Credit Facilities and Notes Payable.

Estimated Per Share NAV

On March 25, 2020, the Board established an updated estimated per share NAV of the Company’s common stock as of December 31, 2019, of $7.77 per share. Commencing on March 30, 2020, distributions will be reinvested in shares of the Company’s common stock under the Secondary DRIP Offering at a price of $7.77 per share. Pursuant to the terms of the Company’s share redemption program, commencing on March 30, 2020, the updated estimated per share NAV of $7.77, as of December 31, 2019, will serve as the most recent estimated value for purposes of the share redemption program going forward, until such time as the Board determines a new estimated per share NAV.